Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets Liabilities [Line Items]
Net operating loss carry-forwards			$ 98	$ 101
Deferred income tax provision (benefit)	(83)	(7)	(25)	(55)	(138)
Federal deferred tax expense(benefit)			(14)	(28)	(89)
State deferred tax expense (benefit)	46			1	(40)
Foreign deferred tax expense(benefit)			(11)	(28)	(9)
Gross net operating loss carryforwards, expiration date			2033
Valuation allowance related to net operating loss carryforwards	9		67	65
Unrecognized tax benefits that , if recognized, would affect effective tax rate			99
Unrecognized tax benefits, accrued interest and penalties			6	4	2
Reasonably possible amount of unrecognized tax benefits that may be resolved within next 12 months			0
Reasonably possible amount of unrecognized tax benefits that may be resolved within next 12 months			32
Effective income tax rates	24.00%	34.00%	36.00%	53.00%	66.00%
Impairment of Trade Name
Deferred Tax Assets Liabilities [Line Items]
Deferred income tax provision (benefit)	(138)
Internal Revenue Service (IRS)
Deferred Tax Assets Liabilities [Line Items]
Gross net operating loss carryforwards			16
State and Local Jurisdiction
Deferred Tax Assets Liabilities [Line Items]
Gross net operating loss carryforwards			19
Foreign Tax Authority
Deferred Tax Assets Liabilities [Line Items]
Gross net operating loss carryforwards			63
Tax credit carryforwards			20	29
Tax credit carryforwards, expiration period			10 years
Tax credit carryforwards, expiration year			2020
Net Operating Loss Carryforwards
Deferred Tax Assets Liabilities [Line Items]
Deferred income tax provision (benefit)			(41)
Federal deferred tax expense(benefit)			(8)
State deferred tax expense (benefit)			(11)
Foreign deferred tax expense(benefit)			(22)
Foreign Subsidiaries
Deferred Tax Assets Liabilities [Line Items]
Deferred income tax liability			24	20
Undistributed earnings of non-U.S. subsidiaries			100
Sun Gard's HE Business
Deferred Tax Assets Liabilities [Line Items]
Deferred tax liability related to book-over-tax basis difference					$ 135